COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 15, 2012 item	Sep. 30, 2012 sqft item	Sep. 30, 2011	Sep. 30, 2010
PURCHASE OBLIGATION
Number of new FlexRigs to build and operate (in rigs)		29
Number of new FlexRigs under construction (in rigs)	9
Purchase orders outstanding for drilling equipment		$ 193,800,000
LEASES
Area of leased office space (in square feet)		174,000
Fiscal Year
2013		5,728,000
2014		3,942,000
2015		3,027,000
2016		2,412,000
2017		2,380,000
Thereafter		16,941,000
Total		34,430,000
Total rent expense		8,500,000	5,800,000	5,400,000
CONTINGENCIES
Possible recovery relating to seizure of property in Venezuela		50,000,000
Proceeds received from third party		$ 7,500,000